Long-term bank loans - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term Bank Loans - Part Iv
Interest on financing agreements	$ 94,024	$ 87,857	$ 56,537
Less: Interest capitalized	(1,252)	0	0
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	(5,565)	(21,786)	(10,044)
Amortization of debt (loan & lease) issuance costs	3,583	3,661	4,918
Other bank and finance charges	1,037	1,587	1,167
Interest and finance costs	$ 91,827	$ 71,319	$ 52,578